PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PREMISES AND EQUIPMENT [Abstract]
PREMISES AND EQUIPMENT
NOTE 7-PREMISES AND EQUIPMENT

Premises and equipment are summarized as follows:

	Estimated useful lives	At December 31,
		2011	2010
		(in thousands)

Buildings	30 years	$7,669	$7,369
Leasehold improvements	5-10 years	3,262	3,254
Furiniture, fixtures and equipment	3-7 years	8,688	8,438
		19,619	19,061
Less accumulated depreciation		14,752	13,956
		4,867	5,105
Land		1,692	1,692
		$6,559	$6,797

The Company recognized depreciation expense of $853,000 and $867,000 for the years ended December 31, 2011 and 2010, respectively.